Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Minimum [Member] | Furniture and Fixtures [Member]
Summary of estimated service live of assets [Abstract]
Property and equipment useful life	3 years	3 years
Minimum [Member] | Computer Equipment [Member]
Summary of estimated service live of assets [Abstract]
Property and equipment useful life	3 years	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Summary of estimated service live of assets [Abstract]
Property and equipment useful life	5 years	5 years
Maximum [Member] | Computer Equipment [Member]
Summary of estimated service live of assets [Abstract]
Property and equipment useful life	5 years	5 years